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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one):                [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CR Intrinsic Investors, LLC
Address:     72 Cummings Point Road
             Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Peter Nussbaum
Title:       Authorized Person
Phone:       203-890-2094

Signature, Place, and Date of Signing:

     /s/ Peter Nussbaum          Stamford, Connecticut        August 14, 2006
 -------------------------    --------------------------    --------------------
         [Signature]                 [City, State]                 [Date]
Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                     2
                                                              -----------

Form 13F Information Table Entry Total:                               65*
                                                              -----------

Form 13F Information Table Value Total:                        $ 871,275
                                                              -----------
                                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number       Name

     1                28-5608                    S.A.C. Capital Management, LLC
    ---               -------------
     2                28-4043                    S.A.C. Capital Advisors, LLC
    ---               -------------




* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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
                                                                5. SHARES OR                                             8. VOTING
         1. NAME OF          2. TITLE OF             4. VALUE     PRINCIPLE  SHRS/   PUT/    6. INVESTMENT    7. OTHER    AUTHORITY
           ISSUER               CLASS     3. CUSIP   (x$1000)      AMOUNT    PRN     CALL     DISCRETION       MANAGER     SHARED

ADVANCED MAGNETICS INC        Common      00753P103      4,533      150,000  SHRS             Shared-Defined     1,2         150,000
ALLTEL CORP                   Common      020039103     11,170      175,000  SHRS             Shared-Defined     1,2         175,000
AMERISTAR CASINOS INC         Common      03070Q101      2,918      150,000  SHRS             Shared-Defined     1,2         150,000
ANDERSONS INC                 Common      034164103     21,429      515,000  SHRS             Shared-Defined     1,2         515,000
ANDRX CORP DEL                Common      034553107     14,575      628,500  SHRS             Shared-Defined     1,2         628,500
ARRAY BIOPHARMA INC           Common      04269X105      3,010      350,000  SHRS             Shared-Defined     1,2         350,000
ASHLAND INC NEW               Common      044209104     38,936      583,741  SHRS             Shared-Defined     1,2         583,741
ATLAS AMER INC                Common      049167109     17,597      392,693  SHRS             Shared-Defined     1,2         392,693
ATP OIL & GAS CORP            Common      00208J108     12,868      306,895  SHRS             Shared-Defined     1,2         306,895
AUTODESK INC                  Common      052769106     27,568      800,000  SHRS             Shared-Defined     1,2         800,000
BAIDU COM INC                 Common      056752108      2,063       25,000  SHRS             Shared-Defined     1,2          25,000
BAIDU COM INC                 Option      056752908      8,253      100,000          Call     Shared-Defined     1,2         100,000
BROADWING CORP                Common      11161E101      5,175      500,000  SHRS             Shared-Defined     1,2         500,000
BUILDING MATLS HLDG CORP      Common      120113105      6,243      224,000  SHRS             Shared-Defined     1,2         224,000
CARDIOME PHARMA CORP          Common      14159U202        884      100,000  SHRS             Shared-Defined     1,2         100,000
COACH INC                     Common      189754104      7,475      250,000  SHRS             Shared-Defined     1,2         250,000
COMVERSE TECHNOLOGY INC       Common      205862402      7,908      400,000  SHRS             Shared-Defined     1,2         400,000
CUBIST PHARMACEUTICALS INC    Common      229678107     21,403      850,000  SHRS             Shared-Defined     1,2         850,000
CUBIST PHARMACEUTICALS INC    Option      229678907      2,518      100,000          Call     Shared-Defined     1,2         100,000
DIGITAL RIV INC               Option      25388B954      4,039      100,000          Put      Shared-Defined     1,2         100,000
FIDELITY NATL FINL INC        Common      316326107     13,243      340,000  SHRS             Shared-Defined     1,2         340,000
FOREST LABS INC               Common      345838106      5,858      151,400  SHRS             Shared-Defined     1,2         151,400
FRONTIER OIL CORP             Common      35914P105     12,960      400,000  SHRS             Shared-Defined     1,2         400,000
GAMMON LAKE RES INC           Common      364915108     18,159    1,325,000  SHRS             Shared-Defined     1,2       1,325,000
GENERAL MTRS CORP             Common      370442105      1,490       50,000  SHRS             Shared-Defined     1,2          50,000
GILEAD SCIENCES INC           Common      375558103      5,916      100,000  SHRS             Shared-Defined     1,2         100,000
GILEAD SCIENCES INC           Option      375558903      5,916      100,000          Call     Shared-Defined     1,2         100,000
GLOBAL CROSSING LTD           Common      G3921A175      7,997      450,000  SHRS             Shared-Defined     1,2         450,000
GLOBAL CROSSING LTD           Option      G3921A905      1,777      100,000          Call     Shared-Defined     1,2         100,000
GREIF INC                     Common      397624107      8,058      107,500  SHRS             Shared-Defined     1,2         107,500
GRIFFON CORP                  Common      398433102      7,506      287,600  SHRS             Shared-Defined     1,2         287,600
HOSPIRA INC                   Common      441060100     53,675    1,250,000  SHRS             Shared-Defined     1,2       1,250,000
ILLUMINA INC                  Common      452327109      6,674      225,000  SHRS             Shared-Defined     1,2         225,000
INPHONIC INC                  Common      45772G105      6,209      985,500  SHRS             Shared-Defined     1,2         985,500
INSMED INC                    Common      457669208      2,720    1,700,000  SHRS             Shared-Defined     1,2       1,700,000
INTERGRAPH CORP               Common      458683109      7,243      230,000  SHRS             Shared-Defined     1,2         230,000
K V PHARMACEUTICAL CO         Common      482740206      1,866      100,000  SHRS             Shared-Defined     1,2         100,000
LEVEL 3 COMMUNICATIONS INC    Common      52729N100     42,337    9,535,400  SHRS             Shared-Defined     1,2       9,535,400
LEVEL 3 COMMUNICATIONS INC    Option      52729N900      2,220      500,000          Call     Shared-Defined     1,2         500,000
MERGE TECHNOLOGIES INC        Common      589981109      6,310      512,600  SHRS             Shared-Defined     1,2         512,600
MIRANT CORP NEW               Common      60467R100     21,440      800,000  SHRS             Shared-Defined     1,2         800,000
MIRANT CORP NEW               Option      60467R900     13,400      500,000          Call     Shared-Defined     1,2         500,000
NII HLDGS INC                 Common      62913F201     36,647      650,000  SHRS             Shared-Defined     1,2         650,000
NII HLDGS INC                 Option      62913F901      5,638      100,000          Call     Shared-Defined     1,2         100,000
NMT MED INC                   Common      629294109      4,855      485,000  SHRS             Shared-Defined     1,2         485,000
NORTHSTAR RLTY FIN CORP       Common      66704R100      4,804      400,000  SHRS             Shared-Defined     1,2         400,000
NRG ENERGY INC                Common      629377508     50,873    1,055,900  SHRS             Shared-Defined     1,2       1,055,900
NTL INC DEL                   Common      62941W101      6,848      275,000  SHRS             Shared-Defined     1,2         275,000
PERU COPPER INC               Common      715455101      1,057      204,850  SHRS             Shared-Defined     1,2         204,850
SEPRACOR INC                  Option      817315954     11,428      200,000          Put      Shared-Defined     1,2         200,000
SKYWORKS SOLUTIONS INC        Common      83088M102      1,653      300,000  SHRS             Shared-Defined     1,2         300,000
STREETTRACKS GOLD TR          Common      863307104      4,592       75,000  SHRS             Shared-Defined     1,2          75,000
SUPERIOR ESSEX INC            Common      86815V105     22,448      750,000  SHRS             Shared-Defined     1,2         750,000
TEEKAY SHIPPING MARSHALL ISL  Common      Y8564W103     33,472      800,000  SHRS             Shared-Defined     1,2         800,000
TITAN INTL INC ILL            Common      88830M102      8,333      445,400  SHRS             Shared-Defined     1,2         445,400
TRIBUNE CO NEW                Option      896047957      6,486      200,000          Put      Shared-Defined     1,2         200,000
TXU CORP                      Common      873168108     94,169    1,575,000  SHRS             Shared-Defined     1,2       1,575,000
UNITED THERAPEUTICS CORP DEL  Common      91307C102     25,997      450,000  SHRS             Shared-Defined     1,2         450,000
UNIVERSAL COMPRESSION HLDGS   Common      913431102      6,297      100,000  SHRS             Shared-Defined     1,2         100,000
USEC INC                      Common      90333E108      7,406      625,000  SHRS             Shared-Defined     1,2         625,000
VARIAN INC                    Common      922206107      8,302      200,000  SHRS             Shared-Defined     1,2         200,000
WARNER MUSIC GROUP CORP       Common      934550104     14,622      496,000  SHRS             Shared-Defined     1,2         496,000
WEBSTER FINL CORP CONN        Common      947890109     29,650      625,000  SHRS             Shared-Defined     1,2         625,000
XENOPORT INC                  Common      98411C100      3,622      200,000  SHRS             Shared-Defined     1,2         200,000
ZYMOGENETICS INC              Common      98985T109      8,537      450,000  SHRS             Shared-Defined     1,2         450,000